Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005535 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000005535 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000005535 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005535 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000005535 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005535 | Federal Farm Credit Banks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005535 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005535 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005535 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005535 | HSBC Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005535 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005535 | U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000005535 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000005535 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000005535 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190629 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000190629 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000190629 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000190629 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000190629 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000190629 | Federal Farm Credit Banks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190629 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190629 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190629 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190629 | HSBC Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190629 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000190629 | U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000190629 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000190629 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000190629 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%